Stock-Based Compensation - Schedule of Fair Value of all Stock Based Compensation was Estimated using the Assumptions at the Date of the Grant (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, Minimum	0.40%	1.50%
Risk-free interest rate, Maximum	1.50%	2.60%
Expected volatility factor, Minimum	44.90%	41.00%
Expected volatility factor, Maximum	68.40%	43.90%
Expected option life, Minimum	5 years 1 month 6 days	5 years 6 months
Expected option life, Maximum	6 years 9 months 18 days	6 years 9 months 18 days
Expected forfeitures	14.19%	15.14%
Expected dividend yield	0.00%	0.00%